Financial Debts - Schedule of Financial Debt (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Schedule of Financial Debt [Line Items]
Total Financial Debt - Non-Current		$ 19,372,053	$ 11,703,708
Total Financial Debt - Current		2,365,894	2,555,683
Financial debt denominated in US Dollars [Member]
Schedule of Financial Debt [Line Items]
Total Financial Debt - Non-Current	[1]	18,498,479	10,940,000
Total Financial Debt - Current		2,019,993	1,768,715
Financial debt denominated in Argentinian Pesos [Member]
Schedule of Financial Debt [Line Items]
Total Financial Debt - Non-Current		873,574	763,708
Total Financial Debt - Current		$ 345,901	$ 786,968

[1]	On September 17, 2024, Moolec Science issued convertible notes to BIOX in exchange for the non-current accounts payable related to the purchase of HB4 soybean equivalent to $6.6 million. The convertible note has a term of three years with an early conversion option. If the early conversion option is exercised, Moolec Science will have the option to pay the outstanding amount at that date using shares, cash or a combination of both. The interest rate of the note will be calculated on a quarterly basis, and will be 10% of the actual delivery value divided the total amount of the note. The interest will be payable annually in cash in arrears on anniversary of the date of the notes and on the maturity date, however the Company will have the option at each payment date to capitalize the interest accrued.